Consolidated Condensed Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net loss	$ (430,368,696)	$ (2,588,832)	$ (450,380,518)	$ (4,028,322)	$ (39,815,021)	$ (3,923,998)
Net loss attributable to non-controlling interest	(2,065,770)	(12,426)	(2,161,826)	(19,336)	(191,112)	(18,717)
Net loss attributable to SharonAI Holdings Inc.	(428,302,926)	(2,576,406)	(448,218,692)	(4,008,986)	(39,623,909)	(3,905,281)
Foreign currency translation adjustments	(1,968,468)	(243,954)	(3,059,707)	(349,468)	(800,719)	424,883
Other comprehensive income (loss)	(1,968,468)	(243,954)	(3,059,707)	(349,468)	(800,719)	424,883
Other comprehensive loss attributable to noncontrolling interest	(9,449)	(1,188)	(14,686)	(1,694)	(3,869)	1,025
Other comprehensive income (loss) attributable to SharonAI Holdings Inc.	(1,959,019)	(242,766)	(3,045,021)	(347,774)	(796,850)	423,858
Comprehensive loss attributable to SharonAI Holdings Inc.	$ (430,261,945)	$ (2,819,172)	$ (451,263,713)	$ (4,356,760)	$ (40,420,759)	$ (3,481,423)